AMOUNTS DUE FROM RELATED COMPANIES (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Related Party Transaction [Line Items]
Total	$ 5,739	$ 2,216
Xi'an Hu County Yuxing Agriculture Technology Development Co., Ltd [Member]
Related Party Transaction [Line Items]
Total	0	166
Shaanxi Tech Team Jinong Humid Acid Product Co., Ltd [Member]
Related Party Transaction [Line Items]
Total	47	84
Xi'an Tech Team Investment Holdings (Group) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total	1,200	197
Xi'an Xinrong Engineering and Industry (Group) Co., Ltd [Member]
Related Party Transaction [Line Items]
Total	$ 4,492	$ 1,769